REVENUES - Lease Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Operating lease income	$ 1,526	$ 1,558
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	2,244	2,319
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	683	877
2 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	1,344	1,110
5+ years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 217	$ 332